UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022

13F File Number:   28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200

Signature, place and date of signing:



   /s/ J. Ezra Merkin        New York, New York        February 13, 2001

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Gabriel Capital Corp.
28-4341

Report Summary:

   Number of Other Included managers:                 1
   Form 13F Information Table Entry Total:           53
   Form 13F Information Table Value Total:     $291,547  (thousands)

List of Other Included Managers:

   No.  13F File No.   Name

   01   28-6882        STEPHEN FEINBERG

                          FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CRONOS GROUP N V               ORD              L20708100      400    80000 SH       DEFINED 01                        80000
ACCORD NETWORKS LTD            COM              M01690102      257    26000 SH       SOLE                    26000
AMERICA ONLINE INC DEL         COM              02364J104      783    22500 SH       SOLE                    22500
ARCH WIRELESS INC              COM              039392105       32    51469 SH       DEFINED 01                        51469
ATLANTIC FINL CORP             COM              04853R100      198    10000 SH       SOLE                    10000
BSB BANCORP                    COM              055652101      839    63700 SH       SOLE                    63700
BYL BANCORP                    COM              056064108     1336    95000 SH       SOLE                    95000
BANK UTD CORP                  CL A             065412108     1964    28800 SH       SOLE                    28800
BAY BANCSHARES INC             COM              07203N109     1316    51500 SH       SOLE                    51500
BIOCHEM PHARMA INC             COM              09058T108     7306   228300 SH       SOLE                   228300
CNBT BANKSHARES INC            COM              125972109     2335   129700 SH       SOLE                   129700
CALIFORNIA COASTAL CMNTYS INC  COM NEW          129915203      553   100571 SH       DEFINED 01                       100571
CAMERON FINL CORP DEL          COM              133425108     1987    97500 SH       SOLE                    97500
CENTURY BANCORP INC N C        COM              156433104     1009    54000 SH       SOLE                    54000
CENTURY SOUTH BKS INC          COM              156683104     3210    95300 SH       SOLE                    95300
COAST FEDERAL LITIGATION TR    RT               19034Q110     1377  1001800 SH       SOLE                  1001800
COASTAL CORP                   COM              190441105    50771   574900 SH       SOLE                   574900
COHOES BANCORP INC             COM              192513109     3462   182200 SH       SOLE                   182200
FCNB CORP                      COM              302920103      810    30000 SH       SOLE                    30000
FAIRFIELD CMNTYS INC           COM PAR $0.01    304231301     5640   401100 SH       SOLE                   401100
FARM FAMILY HLDGS INC          COM              307901108     2403    56200 SH       SOLE                    56200
FIRSTSPARTAN FINL CORP         COM              337931109     2549    69600 SH       SOLE                    69600
GSB FINL CORP                  COM              362263105     1832    99000 SH       SOLE                    99000
HOME PORT BANCORP INC          COM              437304108     5589   151300 SH       SOLE                   151300
HONEYWELL INTL INC             COM              438516106    25814   545600 SH       SOLE                   545600
IMPERIAL BANCORP               COM              452556103    14818   564500 SH       SOLE                   564500
IMPERIAL PKG CORP              COM              453077109      310    18485 SH       DEFINED 01                        18485
INDUSTRIAL BANCORP INC         COM              455882100      531    26900 SH       SOLE                    26900
INFINITY BROADCASTING CP NEW   CL A             45662S102     8272   296100 SH       SOLE                   296100
INTERMEDIA COMMUNICATIONS INC  COM              458801107      719   100000 SH       SOLE                   100000
JADE FINL CORP                 COM              469882104      360    27200 SH       SOLE                    27200
JEFFERSON SVGS BANCORP INC     COM              474900107      791    52700 SH       SOLE                    52700
JWGENESIS FINL CORP            COM              482227105     1138   100000 SH       SOLE                   100000
MCN ENERGY GROUP INC           COM              55267J100    28252  1020400 SH       SOLE                  1020400
MARKEL CORP                    COM              570535104      487     2692 SH       SOLE                     2692
MERIDIAN INSURANCE GROUP INC   COM              589644103     2850    98500 SH       SOLE                    98500
NEXELL THERAPEUTICS INC        COM              65332H203       61    20000 SH       SOLE                    20000
PBOC HOLDINGS INC              COM              69316G108     4280   449000 SH       SOLE                   449000
PENN TRAFFIC CO NEW            COM NEW          707832200      230    46000 SH       DEFINED 01                        46000
PEPSICO INC                    PUT              713448958     4000   100000 SH       SOLE                   100000
PREMIER NATL BANCORP INC       COM              74053F107     8483   407600 SH       SOLE                   407600
PROFESSIONALS GROUP INC        COM              742954100     1203    50000 SH       SOLE                    50000
PROFESSIONAL BANCORP           COM              743112104      756   100000 SH       SOLE                   100000
QUAKER OATS CO                 COM              747402105    13633   140000 SH       SOLE                   140000
R & B FALCON CORP              COM              74912E101    22580   984400 SH       SOLE                   984400
REPUBLIC SECURITY FINL CORP    COM              760758102     4671   647000 SH       SOLE                   647000
RIDGEWOOD FINANCIAL INC        COM              76623N106     1195    69300 SH       SOLE                    69300
SDL INC                        COM              784076101     3053    20600 SH       SOLE                    20600
SHORELINE FINL CORP            COM              825190101      302    20100 SH       SOLE                    20100
SUMMIT BANCORP                 COM              866005101     5411   141700 SH       SOLE                   141700
VOICESTREAM WIRELESS CORP      COM              928615103    28497   283200 SH       SOLE                   283200
WESTERFED FINL CORP            COM              957550106     2561   117750 SH       SOLE                   117750
WILLAMETTE INDS INC            COM              969133107     8331   177500 SH       SOLE                   177500